Disposal and Closure of Subsidiaries and Branches	12 Months Ended
Dec. 31, 2021
Disposal Of Subsidiaries Disclosure [Abstract]
Disposal and closure of subsidiaries and branches
6.	Disposal and closure of subsidiaries and branches

During the years ended December 31,2020 and 2021, due to the impact of COVID-19, the Group closed under-performing learning centers and subsidiaries to reduce operating expense. Loss on disposal and closing of subsidiaries and branches amounting to RMB 31,884 and 37,829 were recorded in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2020 and 2021.

During the year ended December 31, 2019, the Group disposed Shenzhen Meten Oversea Education Consulting Co., Ltd. (“Shenzhen Meten Oversea”), Shenzhen Shuangge Technology Co., Ltd. (“Shenzhen Shuangge”) to Shenzhen Yilian Education Investment Co., Ltd. (“Shenzhen Yilian Education”) and Shenzhen Xinlian Oversea Education Consulting Co., Ltd. (“Shenzhen Xinlian Oversea”) to two third-party individuals. The total cash consideration of the disposal of the three subsidiaries were RMB1,275.Disposal gains amounting to RMB583 were recorded in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2019.